Organization and Description of Business - Liquidity and Going Concern (Details) - USD ($)		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (5,000)	$ (713,794)	$ (1,420,405)		$ (2,134,199)
Net cash used in operating activities					0
Accumulated deficit	(5,000)	(2,139,199)			(2,139,199)			$ (5,000)
Adagio Medical Inc
Cash and cash equivalents	1,383,000	2,045,000			2,045,000			1,383,000	$ 5,547,000
Net loss			(7,309,000)	$ (8,949,000)	(13,043,000)	$ (17,208,000)	$ (27,969,000)	(36,590,000)	(23,673,000)
Net cash used in operating activities					(13,684,000)	$ (12,162,000)		(25,652,000)	(22,412,000)
Accumulated deficit	(133,649,000)	(146,692,000)	$ (140,958,000)		(146,692,000)		$ (125,028,000)	(133,649,000)	(97,059,000)
Working capital deficit	$ 42,000,000.0	$ 55,000,000.0			$ 55,000,000.0			$ 42,000,000.0	$ 6,200,000